Note 9 - Leases	12 Months Ended
Mar. 31, 2014
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]
9.	LEASES

The Company enters into, in the normal course of business, various leases for domestic and international backbone services, office premises, network operation centers and data communications and other equipment. Certain leases that meet one or more of the criteria set forth in the provision of ASC Topic 840, “Leases” have been classified as capital leases and the others have been classified as operating leases.

A portion of the Company’s sales result from multi-year lease agreements, under which the Company leased some network equipment to customers. The leases are classified as sale-type leases which the Company accounts for in accordance with ASC Topic 840.

Operating Leases— The Company has operating lease agreements with telecommunications carriers and others for the use of connectivity lines, including local access lines that customers use to connect to IIJ's network. The leases for domestic and international backbone connectivity are generally non-cancelable for a minimum one-year lease period. The Company also leases its office premises, for which refundable lease deposits are capitalized as guarantee deposits, certain office equipment under non-cancelable operating leases, and its network operation centers under non-cancelable operating leases which expire on various dates through the year 2020.

Refundable guarantee deposits as of March 31, 2013 and 2014 consist of the following:

	Thousands of Yen		Thousands of U.S. Dollars
	2013	2014	2014

Head office*	¥1,472,311	¥666,480	$6,472
Sales and subsidiaries offices	543,181	554,610	5,386
Others	35,957	43,445	422

Total refundable guarantee deposits	¥2,051,449	¥1,264,535	$12,280

*Guarantee deposits―current related to the present head office in amount of ¥1,462,223 thousand ($14,199 thousand) was excluded from the table above. The Company will relocate the head office on June 2014.

Lease expenses related to backbone lines for the years ended March 31, 2012, 2013 and 2014 amounted to ¥3,370,813 thousand, ¥3,535,213 thousand and ¥3,763,803 thousand ($36,549 thousand), respectively. Lease expenses for local access lines for the years ended March 31, 2012, 2013 and 2014, which are mainly attributable to Internet connectivity services and WAN services, amounted to ¥23,101,650 thousand, ¥22,464,593 thousand and ¥22,602,364 thousand ($219,483 thousand), respectively. Other lease expenses for the years ended March 31, 2012, 2013 and 2014 amounted to ¥5,949,230 thousand, ¥5,978,985 thousand and ¥6,513,184 thousand ($63,247 thousand), respectively.

The Company has subleased a part of its office premises. Lease expenses mentioned above have been reduced by sublease revenues totaling ¥2,394 thousand, ¥29,160 thousand and ¥ 24,082 thousand ($234 thousand) for the years ended March 31, 2012, 2013 and 2014, respectively.

Capital Leases—The Company conducts its connectivity and other services by using data communications and other equipment leased under capital lease arrangements.

The Company sold ATM equipment procured from third party vendors, which amounted to ¥593,715 thousand and ¥534,479 thousand ($5,190 thousand), to the leasing companies for the years ended March 31, 2013 and 2014, respectively, and concurrently entered into capital lease arrangements to lease the equipment back, which resulted in total lease payments of ¥637,548 thousand due by February 2018 and ¥585,610  thousand ($5,687 thousand) due by February 2019, related to the lease contracts made in the years ended March 31, 2013 and 2014, respectively.

The fair values of the assets upon execution of the capital lease arrangements and accumulated depreciation amounted to ¥21,864,989 thousand and ¥13,340,942 thousand, respectively, at March 31, 2013 and ¥22,868,800 thousand ($222,070 thousand) and ¥14,795,972 thousand ($143,678 thousand), respectively, at March 31, 2014.

Lessee Future Minimum Lease Payments—As of March 31, 2014, future lease payments under non-cancelable operating leases, including the aforementioned non-cancelable connectivity lease agreements and capital leases were as follows:

	Thousands of Yen			Thousands of U.S. Dollars
	Connectivity Lines Operating Leases	Other Operating Leases	Capital Leases	Connectivity Lines Operating Leases	Other Operating Leases	Capital Leases

Year ending March 31:
2015	¥1,914	¥2,100,021	¥3,895,597	$19	$20,393	$37,828
2016		2,792,711	2,721,272		27,119	26,425
2017		2,796,420	1,442,649		27,155	14,009
2018		544,892	446,161		5,291	4,333
2019		47,999	113,880		466	1,106
2020 and thereafter		83,002			806

Total minimum lease payments	¥1,914	¥8,365,045	8,619,559	$19	$81,230	83,701

Less amounts representing interest			263,211			2,556

Present value of net minimum capital lease payments			8,356,348			81,145
Less current portion			3,753,026			36,444

Noncurrent portion			¥4,603,322			$44,701

Sales-Type Leases—The components of the net investment in sales-type leases as of March 31, 2013 and 2014 were as follows:

	Thousands of Yen		Thousands of U.S. Dollars
	2013	2014	2014

Year ending March 31:
2015		¥673,758	$6,543
2016		537,130	5,216
2017		153,049	1,486
2018		69,177	672
2019		1,701	16

Total minimum lease payments to be received*	¥1,405,258	¥1,434,815	$13,933
Estimated residual value of leased property (unguaranteed)	-	-	-
Less unearned income	30,400	22,364	217
Net investment in sales-type leases	1,374,858	1,412,451	13,716
Less current portion	476,818	659,677	6,406
Non-current net investment in sales-type leases	¥898,040	¥752,774	$7,310

*Estimated executory costs, including profit thereon, of ¥301,643 thousand and ¥268,598 thousand ($2,608 thousand) were excluded from total minimum lease payments to be received as of March 31, 2013 and 2014, respectively.